Shareholder Report, Line Graph (Details) 197219_Pacer Trendpilot US Bond ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Oct. 22, 2019	Apr. 30, 2026
Pacer Trendpilot® US Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® US Bond ETF NAV
Accumulated Value	$ 10,389	$ 9,840	$ 9,257	$ 9,986	$ 11,418	$ 10,424	$ 10,000	$ 10,569
Pacer Trendpilot US Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Trendpilot® US Bond Index
Accumulated Value	11,304	10,616	9,907	10,584	11,618	10,434	10,000	$ 11,646
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,189	9,433	9,573	9,614	10,509	10,537	10,000	$ 10,603
iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								iBoxx USD Liquid High Yield Index
Accumulated Value	$ 12,313	$ 11,280	$ 10,430	$ 10,273	$ 10,882	$ 9,319	$ 10,000	$ 13,388